SCHEDULE OF INVESTMENTS
Ivy Crossover Credit Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5-26-22	$1,254	$1,241

TOTAL ASSET-BACKED SECURITIES – 2.4%		$1,241
(Cost: $1,279)

CORPORATE DEBT SECURITIES
Communication Services
Advertising – 0.9%
Lamar Media Corp., 4.875%, 1-15-29(A)	500	503

Cable & Satellite – 1.5%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.500%, 2-1-24	500	553
3.700%, 4-1-51	250	243

		796

Integrated Telecommunication Services – 1.5%
AT&T, Inc., 3.950%, 1-15-25	250	280
AT&T, Inc. (3-Month U.S. LIBOR plus 118 bps), 1.498%, 6-12-24(B)	500	501

		781

Wireless Telecommunication Service – 1.1%
T-Mobile USA, Inc., 3.875%, 4-15-30(A)	500	557

Total Communication Services - 5.0%		2,637
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 2.0%
Ralph Lauren Corp., 2.950%, 6-15-30	1,000	1,032

Automotive Retail – 1.0%
AutoNation, Inc., 4.750%, 6-1-30	500	542

Casinos & Gaming – 0.9%
GLP Capital L.P. and GLP Financing II, Inc., 4.000%, 1-15-30	500	497

Homebuilding – 2.5%
NVR, Inc., 3.000%, 5-15-30	1,250	1,306

Hotels, Resorts & Cruise Lines – 0.4%
Carnival Corp., 11.500%, 4-1-23(A)	200	216

Internet & Direct Marketing Retail – 1.0%
Expedia Group, Inc.:
6.250%, 5-1-25(A)	425	454
7.000%, 5-1-25(A)	72	75

		529

Leisure Facilities – 1.0%
Cedar Fair Entertainment Co., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.500%, 5-1-25(A)	500	502

Restaurants – 0.9%
Darden Restaurants, Inc., 4.550%, 2-15-48	500	476

Total Consumer Discretionary - 9.7%		5,100
Consumer Staples
Brewers – 2.5%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 5.550%, 1-23-49	1,000	1,339

Drug Retail – 2.5%
CVS Health Corp., 5.050%, 3-25-48	1,000	1,301

Food Distributors – 2.0%
Sysco Corp.:
6.600%, 4-1-40	250	338
6.600%, 4-1-50	500	687

		1,025

Food Retail – 1.5%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(A)	750	777

Packaged Foods & Meats – 1.4%
Smithfield Foods, Inc., 2.650%, 10-3-21(A)	750	742

Tobacco – 3.0%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 2.850%, 8-9-22	750	781
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	750	779

		1,560

Total Consumer Staples - 12.9%		6,744
Energy
Integrated Oil & Gas – 1.0%
National Fuel Gas Co., 5.500%, 1-15-26	500	532

Oil & Gas Exploration & Production – 2.0%
Canadian Natural Resources Ltd., 3.850%, 6-1-27	500	534
EQT Corp.:
3.000%, 10-1-22	250	233
6.125%, 2-1-25(C)	250	249

		1,016

Oil & Gas Storage & Transportation – 9.1%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	500	525
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	500	569

EQT Midstream Partners L.P., 4.750%, 7-15-23	500	504
Midwest Connector Capital Co. LLC, 3.900%, 4-1-24(A)	750	788
Sabine Pass Liquefaction LLC, 4.200%, 3-15-28	500	536
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	1,000	1,025
Williams Partners L.P., 4.850%, 3-1-48	750	820

		4,767

Total Energy - 12.1%		6,315
Financials
Asset Management & Custody Banks – 5.9%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	1,250	1,243
Blackstone Holdings Finance Co. LLC, 3.500%, 9-10-49(A)	500	517
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.350%, 4-15-30	500	564
Owl Rock Capital Corp.:
5.250%, 4-15-24	450	471
4.000%, 3-30-25	300	296

		3,091

Consumer Finance – 0.9%
Ford Motor Credit Co. LLC, 3.336%, 3-18-21	500	495

Diversified Banks – 1.7%
Banco Bilbao Vizcaya Argentaria S.A., 6.125%, 2-16-68	400	364
Bank of America Corp., 5.875%, 9-15-66	500	511

		875

Insurance Brokers – 3.6%
Brown & Brown, Inc., 4.200%, 9-15-24	500	542
Willis North America, Inc., 2.950%, 9-15-29	1,250	1,324

		1,866

Other Diversified Financial Services – 3.2%
Citigroup, Inc.:
2.666%, 1-29-31	500	519
5.000%, 3-12-69	500	470
JPMorgan Chase & Co.:
4.000%, 10-1-68	250	219
5.000%, 2-1-69	500	481

		1,689

Reinsurance – 1.0%
Reinsurance Group of America, Inc., 3.900%, 5-15-29	500	545

Specialized Finance – 2.4%
Air Lease Corp., 3.000%, 2-1-30	500	463

Fidelity National Financial, Inc., 3.400%, 6-15-30	750	781

		1,244

Total Financials - 18.7%		9,805
Health Care
Health Care Equipment – 1.1%
Zimmer Biomet Holdings, Inc.:
3.550%, 3-20-30	250	269
5.750%, 11-30-39	250	319

		588

Health Care Facilities – 1.1%
HCA, Inc. (GTD by HCA Holdings, Inc.), 4.750%, 5-1-23	500	543

Health Care Supplies – 1.5%
Dentsply Sirona, Inc., 3.250%, 6-1-30	750	786

Life Sciences Tools & Services – 1.0%
PerkinElmer, Inc., 3.300%, 9-15-29	500	536

Pharmaceuticals – 3.2%
Elanco Animal Health, Inc.:
3.912%, 8-27-21	500	510
5.022%, 8-28-23(D)	500	525
Zoetis, Inc., 4.700%, 2-1-43	500	660

		1,695

Total Health Care - 7.9%		4,148
Industrials
Aerospace & Defense – 2.5%
Boeing Co. (The):
2.950%, 2-1-30	500	488
3.750%, 2-1-50	500	452
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 4.600%, 6-15-28	440	353

		1,293

Airlines – 1.0%
Southwest Airlines Co., 5.250%, 5-4-25	500	527

Building Products – 2.0%
Allegion plc, 3.500%, 10-1-29	500	524
Masco Corp., 4.500%, 5-15-47	500	525

		1,049

Construction Machinery & Heavy Trucks – 1.0%
Oshkosh Corp., 3.100%, 3-1-30	500	503

Diversified Support Services – 1.0%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.), 3.375%, 12-1-24	500	516

Industrial Conglomerates – 1.0%
Carlisle Cos., Inc., 2.750%, 3-1-30	500	515

Industrial Machinery – 0.9%
Roper Technologies, Inc., 2.000%, 6-30-30	500	500

Railroads – 1.1%
Kansas City Southern, 4.300%, 5-15-43	500	594

Research & Consulting Services – 1.9%
CoStar Group, Inc., 2.800%, 7-15-30(A)	1,000	1,023

Total Industrials - 12.4%		6,520
Information Technology
Communications Equipment – 1.1%
Motorola Solutions, Inc., 5.500%, 9-1-44	500	561

IT Consulting & Other Services – 0.5%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 4.375%, 5-15-30(A)	250	282

Semiconductors – 3.6%
Broadcom, Inc., 5.000%, 4-15-30(A)	750	862
Xilinx, Inc., 2.375%, 6-1-30	1,000	1,029

		1,891

Technology Hardware, Storage & Peripherals – 1.1%
Seagate HDD Cayman (GTD by Seagate Technology plc), 5.750%, 12-1-34	500	551

Total Information Technology - 6.3%		3,285
Materials
Construction Materials – 1.0%
Martin Marietta Materials, Inc., 2.500%, 3-15-30	500	504

Total Materials - 1.0%		504
Real Estate
Health Care REITs – 1.0%
Healthpeak Properties, Inc., 2.875%, 1-15-31	500	513

Specialized REITs – 4.9%
Crown Castle International Corp., 4.750%, 5-15-47	500	618
CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	1,000	1,162
Ventas Realty L.P. (GTD by Ventas, Inc.), 4.875%, 4-15-49	750	820

		2,600

Total Real Estate - 5.9%		3,113

TOTAL CORPORATE DEBT SECURITIES – 91.9%		$48,171
(Cost: $46,217)

SHORT-TERM SECURITIES	Shares
Money Market Funds (F) - 7.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(E)	210	210

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	3,459	3,459

		3,669

TOTAL SHORT-TERM SECURITIES – 7.0%		$3,669
(Cost: $3,669)

TOTAL INVESTMENT SECURITIES – 101.3%		$53,081
(Cost: $51,165)

LIABILITIES, NET OF CASH AND OTHER ASSETS(G) – (1.3)%		(656)

NET ASSETS – 100.0%		$52,425

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $9,320 or 17.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	All or a portion of securities with an aggregate value of $205 are on loan.
(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at June 30, 2020.
(G)	Cash of $71 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	42	9-30-20	4,200	$(5,845)	$(12)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$1,241	$—
Corporate Debt Securities	—	48,171	—
Short-Term Securities	3,669	—	—

Total	$3,669	$49,412	$—

Liabilities
Futures Contracts	$12	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$51,165

Gross unrealized appreciation	2,343

Gross unrealized depreciation	(427)

Net unrealized appreciation	$1,916